Statements of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Trading Equity:
Unrestricted cash	$ 91,751,066	$ 120,032,935
Restricted cash	12,312,414	14,361,905
Total cash	104,063,480	134,394,840
Net unrealized gain/(loss) on open contracts	1,225,590	(1,041,544)
Total Trading Equity	138,837,342	177,038,981
Interest receivable	1,241	5,291
Total Assets	138,838,583	177,044,272
LIABILTIES
Redemptions payable	3,062,360	3,098,948
Accrued brokerage fees (MS&Co.)	687,693	863,648
Accrued management fees	142,659	199,286
Total Liabilities	3,892,712	4,161,882
PARTNERS' CAPITAL
Limited Partners	133,281,088	170,851,495
General Partner	1,664,783	2,030,895
Total Partners' Capital	134,945,871	172,882,390
Total Liabilities and Partners' Capital	138,838,583	177,044,272
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 16.55	$ 16.71
Blackwater Master Fund [Member]
ASSETS
Investments	33,548,272	43,685,685
MS&Co. [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	1,225,590	(1,017,450)
MSIP [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	0	(24,094)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
ASSETS
Investments	18,589,455	17,030,434
Trading Equity:
Total cash	0	6,788,072
Net unrealized gain/(loss) on open contracts	0	43,205
Total Trading Equity	18,589,455	23,861,711
Interest receivable	165	710
Total Assets	18,589,620	23,862,421
LIABILTIES
Redemptions payable	529,590	422,017
Accrued brokerage fees (MS&Co.)	70,894	90,602
Accrued management fees	20,064	36,617
Total Liabilities	620,548	549,236
PARTNERS' CAPITAL
Limited Partners	17,703,845	23,041,527
General Partner	265,227	271,658
Total Partners' Capital	17,969,072	23,313,185
Total Liabilities and Partners' Capital	18,589,620	23,862,421
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 7.39	$ 7.57
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
ASSETS
Investments	11,299,138	6,920,831
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
ASSETS
Investments	7,290,317	10,109,603
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Unrestricted cash	6,298,716	9,403,917
Restricted cash	968,132	899,358
Total cash	7,266,848	10,303,275
Net unrealized gain/(loss) on open contracts	1,200,500	981,779
Total Trading Equity	8,467,348	11,285,054
Interest receivable	96	422
Total Assets	8,467,444	11,285,476
LIABILTIES
Redemptions payable	187,714	117,253
Accrued brokerage fees (MS&Co.)	32,043	42,933
Options written	31,915	22,859
Accrued management fees	8,707	13,727
Payable to MS&Co.	44,762	0
Total Liabilities	305,141	196,772
PARTNERS' CAPITAL
Limited Partners	8,000,772	10,917,812
General Partner	161,531	170,892
Total Partners' Capital	8,162,303	11,088,704
Total Liabilities and Partners' Capital	8,467,444	11,285,476
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 13.29	$ 14.06
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | MS&Co. [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	1,200,500	1,019,443
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | MSIP [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	0	(37,664)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Equity:
Unrestricted cash	117,701,386	171,164,335
Restricted cash	26,703,038	27,192,268
Total cash	144,404,424	198,356,603
Net unrealized gain/(loss) on open contracts	6,652,432	2,551,354
Total Trading Equity	151,056,856	200,907,957
Interest receivable	1,354	6,032
Total Assets	151,058,210	200,913,989
LIABILTIES
Redemptions payable	3,447,262	3,642,807
Accrued brokerage fees (MS&Co.)	750,593	994,527
Accrued management fees	205,988	302,574
Payable to MS&Co.	127,622	0
Total Liabilities	4,531,465	4,939,908
PARTNERS' CAPITAL
Limited Partners	144,651,488	193,760,270
General Partner	1,875,257	2,213,811
Total Partners' Capital	146,526,745	195,974,081
Total Liabilities and Partners' Capital	151,058,210	200,913,989
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 26.48	$ 27.76
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | MS&Co. [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	6,652,432	3,072,667
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | MSIP [Member]
Trading Equity:
Net unrealized gain/(loss) on open contracts	0	(521,313)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	54,495,503	76,209,473
Trading Equity:
Interest receivable	494	2,273
Total Assets	54,495,997	76,211,746
LIABILTIES
Redemptions payable	1,159,681	1,590,323
Accrued brokerage fees (MS&Co.)	270,566	387,030
Accrued management fees	124,834	174,921
Total Liabilities	1,555,081	2,152,274
PARTNERS' CAPITAL
Limited Partners	52,246,247	73,232,715
General Partner	694,669	826,757
Total Partners' Capital	52,940,916	74,059,472
Total Liabilities and Partners' Capital	54,495,997	76,211,746
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 13.64	$ 14.25
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments	46,985,018	63,045,391
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments	4,183,031	8,142,971
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments	$ 3,327,454	$ 5,021,111